Equity	12 Months Ended
Dec. 31, 2022
Disclosure Equity Abstract
Equity

28. Equity

The table below presents the changes in shares issued and fully paid and shares authorized, by class, as of December 31, 2022 and 2021.

Shares authorized and fully issued	Note	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2020		222,657,093	422,057,050	16,795,799	2,500	-	-	661,512,442	3,969,074,652
SOPs exercised and RUSs vested		6,314,494	-	-	-	15,600,346	-	21,914,840	131,489,040
Shares withheld for employees' taxes		(320,866)	-	-	-	(384,278)	-	(705,144)	(4,230,864)
Shares repurchased		(203,643)	-	-	-	-	-	(203,643)	(1,221,858)
Issuance of preferred shares (Series G)		-	11,758,704	-	-	-	-	11,758,704	70,552,224
Conversion of senior preferred shares (Series F-1)		-	16,795,799	(16,795,799)	-	-	-	-	-
Issuance of preferred shares due to Easynvest business combination		-	8,019,426	-	-	-	-	8,019,426	48,116,556
Issuance of preferred shares(Series G-1)		-	10,002,809	-	-	-	-	10,002,809	60,016,854
Conversion of ordinary shares in class A shares		(228,447,078)	-	-	-	228,447,078	-	-	-
Conversion of class A shares in class B shares		-	-	-	-	(184,110,692)	184,110,692	-	-
Awards issued		-	-	-	-	-	7,596,827	7,596,827	45,580,962
Issuance of class A shares - Cognitect acquisition		-	-	-	-	107,489	-	107,489	644,934
Issuance of class A shares - Spin Pay acquisition		-	-	-	-	138,415	-	138,415	830,490
Subtotal balances before the 6-for-1 forward share split		-	468,633,788	-	2,500	59,798,358	191,707,519	720,142,165	4,320,852,990
Issuance of shares due to the 6-for-1 forward share split		-	2,343,168,940	-	12,500	298,991,790	958,537,595	3,600,710,825	-
Subtotal balances after the 6-for-1 forward share split		-	2,811,802,728	-	15,000	358,790,148	1,150,245,114	4,320,852,990	4,320,852,990
Preferred shares converted into class A shares		-	(2,811,802,728)	-	-	2,811,802,728	-	-	-
Cancelation of management shares		-	-	-	(15,000)	-	-	(15,000)	(15,000)
Issuance of shares under the customer program		-	-	-	-	1,259,613	-	1,259,613	1,259,613
Issuance of shares under the IPO		-	-	-	-	287,890,942	-	287,890,942	287,890,942
Movements due to the IPO		-	(2,811,802,728)	-	(15,000)	3,100,953,283	-	289,135,555	289,135,555
Total as of December 31, 2021		-	-	-	-	3,459,743,431	1,150,245,114	4,609,988,545	4,609,988,545
Conversion of shares class B to A		-	-	-	-	58,312,073	(58,312,073)	-	-
SOPs exercised and RUSs vested	10	-	-	-	-	64,418,580	-	64,418,580	64,418,580
Shares withheld for employees' taxes	10	-	-	-	-	(8,536,770)	-	(8,536,770)	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions		-	-	-	-	1,362,201	-	1,362,201	1,362,201
Issuance of shares due to IPO over-allotment		-	-	-	-	27,555,298	-	27,555,298	27,555,298
Total as of December 31, 2022		-	-	-	-	3,602,854,813	1,091,933,041	4,694,787,854	4,694,787,854

Shares authorized and unissued	Note	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split

Business combination - contingent share consideration		-	-	10,683,513	10,683,513
Reserved for the share-based payments		-	-	397,521,998	397,521,998
Shares authorized which may be issued class A or class B		-	-	43,500,447,845	43,500,447,845
Shares authorized and unissued as of December 31, 2022		-	-	43,908,653,356	43,908,653,356

Shares authorized issued		3,602,854,813	1,091,933,041	4,694,787,854	4,694,787,854
Total as of December 31, 2022		-	-	48,603,441,210	48,603,441,210

At the Meeting of Shareholders held on August 30, 2021, the 6-for-1 forward share split of the Company’s shares was approved.

a) Share events

In January 2022, Nu Holdings issued an additional 27,555,298 ordinary class A shares due to the over-allotment option ("Green Shoe") exercised by the underwriters.

As of December 31, 2022, the Company had ordinary shares authorized and unissued relating to commitments from acquisitions of entities, the issuance due to the share-based payment plans (note 10) and authorized for future issuance without determined nature and which could be class A or B ordinary shares.

b) Share capital and share premium reserve

All share classes of the Company had a nominal par value of US$0.0000067 on December 31, 2022 and December 31, 2021, and the total amount of share capital was US$83 (US$83 as of December 31, 2021).

Share premium reserve relates to amounts contributed by shareholders over the par value at the issuance of shares.

c) Issuance of shares

The following table presents the amount in US$ of shares issued, increase in capital and premium reserve in transactions other than the exercise of the SOPs and vesting of RSUs in 2022 and 2021:

Event	Capital and share premium reserve

Issuance of preferred shares (Series F-1)	400,915
Issuance of preferred shares (Series G)	400,000
Issuance of preferred shares (Series G-1)	400,000
Shares issued on IPO over-allotment	247,998
Customer program and IPO (note 1b)	2,602,026

In January 2021, Nu Holdings completed the preferred shares issuance – Series G – in the amount of US$400,000. As a result of the transaction, 11,758,704 Series G preferred shares (70,552,224 after the 6-for-1 forward share split) were issued and 7,466,778 ordinary shares (44,800,668 after the 6-for-1 forward share split) were made available for issuance for the Company’s share-based compensation program.

In May 2021, the senior preferred shares related to Series F-1 were fully converted into equity, with the total issuance of 16,795,799 shares (100,774,794 after the 6-for-1 forward share split) at the request of the holders. The conversion consisted of a reclassification of the amount recognized as a derivative and as liability into share capital and share premium reserve in the total amount of US$400,915.

In June 2021, Nu Holdings completed the preferred shares issuance Series G-1 – in the amount of US$400,000. As a result of the transaction, 10,002,809 Series G-1 preferred shares (60,016,854 after the 6-for-1 forward share split) were issued.

In January 2022, Nu Holdings issued an additional 27,555,298 ordinary class A shares due to the over-allotment option ("Green Shoe") exercised by the underwriters.

The Company did not have any convertible instruments during the year 2022.

d) Accumulated losses

The accumulated losses include the share-based payment reserve amount, as shown in the table below.

As described in note 10, the Group's share-based payments include incentives in the form of SOPs, RSUs and Awards. Further, the Company can use the reserve to absorb accumulated losses.

	2022	2021
Accumulated losses	(701,062)	(336,484)
Share-based payments reserve	765,639	208,075
Total attributable to shareholders of the parent company	64,577	(128,409)
Accumulated profit (loss) attributable to non-controlling interests	-	(341)
Total accumulated losses	64,577	(128,750)

e) Shares repurchased and withheld

Shares may be repurchased from former employees when they leave the Group or withheld because of RSUs plans to settle the employee’s tax obligation. These shares repurchased or withheld are canceled and cannot be reissued or subscribed. During the years ended on December 31, 2022 and 2021, the following shares were repurchased (after the 6-for-1 forward share split):

	2022	2021
Quantity of shares repurchased	-	1,221,858
Total value of shares repurchased	-	4,607
Quantity of shares withheld - RSU	8,536,770	4,230,864
Total value of shares withheld - RSU	51,212	18,299

f) Accumulated other comprehensive income

Other comprehensive income includes the amounts, net of the related tax effect, of the adjustments to assets and liabilities recognized in equity through the consolidated statement of comprehensive income.

Other comprehensive income that may be subsequently reclassified to profit or loss is related to cash flow hedges that qualify as effective hedges and currency translation that represents the cumulative gains and losses on the retranslation of the Group’s investment in foreign operations. These amounts will remain under this heading until they are recognized in the consolidated statement of profit (loss) in the periods in which the hedged items affect it, for example, in the case of the cash flow hedge.

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities designated at fair value. Amounts in the own credit reserve are not reclassified to profit (loss) in future periods.

The accumulated balances are as follows:

	2022	2021	2020
Cash flow hedge effects, net of deferred taxes	(7,486)	1,487	49
Currency translation on foreign entities	(108,356)	(110,936)	(97,081)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	(22,298)	1,741	-
Own credit adjustment effects	489	(1,519)	(468)
Total	(137,651)	(109,227)	(97,500)